As filed with the Securities and Exchange Commission on 3/2/20

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2020

Date of reporting period:  December 31, 2019

Item 1. Schedules of Investments.

Chase Growth Fund
Schedule of Investments
at December 31, 2019 (Unaudited)

Shares	COMMON STOCKS - 95.8%	Value
	Auto/Auto Parts - 2.8%
1,679	AutoZone, Inc. *	$2,000,209

	Broadcast Media - 2.0%
31,598	Comcast Corp. - Class A	1,420,962

	Building - 1.5%
7,387	Vulcan Materials Co.	1,063,654

	Business Services - 3.0%
4,085	MSCI, Inc.	1,054,665
13,830	XPO Logistics, Inc. *	1,102,251
		2,156,916
	Chemicals - Specialty - 1.8%
16,755	RPM International, Inc.	1,286,114

	Computer Software - 9.1%
9,730	Adobe, Inc. *	3,209,051
20,555	Microsoft Corp.	3,241,524
		6,450,575
	Conglomerates - 4.1%
9,303	Carlisle Companies, Inc.	1,505,598
7,950	Honeywell International, Inc.	1,407,150
		2,912,748
	Contract Manufacturing - 2.2%
38,440	Jabil, Inc.	1,588,725

	Defense - 3.8%
6,845	Lockheed Martin Corp.	2,665,306

	Drugs - Proprietary - 8.0%
33,560	Bristol-Myers Squibb Co.	2,154,216
14,615	Merck & Co., Inc.	1,329,235
16,795	Zoetis, Inc.	2,222,818
		5,706,269
	Electrical Instruments - 2.4%
5,120	Thermo Fisher Scientific, Inc.	1,663,334

	Energy/Pipeline/Transport - 1.8%
16,470	ONEOK, Inc.	1,246,285

	Finance/Information Services - 15.5%
12,757	Euronet Worldwide, Inc. *	2,009,993
22,960	Fiserv, Inc. *	2,654,865
5,840	Global Payments, Inc.	1,066,150
7,674	MasterCard, Inc. - Class A	2,291,380
16,000	Visa, Inc. - Class A	3,006,400
		11,028,788

	Food - 1.9%
12,635	Post Holdings, Inc. *	1,378,479

	Health Care Benefits - 2.1%
4,945	UnitedHealth Group, Inc.	1,453,731

	Information Services - 2.5%
12,597	Fidelity National Information Services, Inc.	1,752,117

	Internet Retail - 3.0%
1,168	Amazon.com, Inc. *	2,158,277

	Internet Software & Services - 4.0%
2,138	Alphabet, Inc. - Class A *	2,863,616

	Leisure Time - 1.6%
14,680	Planet Fitness, Inc. - Class A *	1,096,302

	Medical Systems/Equipment - 1.5%
20,900	Bruker Corp.	1,065,273

	Metals - Precious - 2.2%
34,780	Kirkland Lake Gold Ltd. +	1,532,755

	Railroad - 1.6%
7,170	Kansas City Southern	1,098,157

	Retail - Discount - 6.1%
9,870	Dollar General Corp.	1,539,523
11,960	Ross Stores, Inc.	1,392,383
22,970	TJX Companies, Inc.	1,402,548
		4,334,454
	Retail - Home Improvement - 2.2%
13,140	Lowe's Companies, Inc.	1,573,646

	Semiconductors - 4.7%
39,570	Advanced Micro Devices, Inc. *	1,814,680
22,115	Teradyne, Inc.	1,508,022
		3,322,702
	Utilities Electric/Gas - 2.4%
11,300	Sempra Energy	1,711,724

	Wireless Telecommunication - 2.0%
18,225	T-Mobile US, Inc. *	1,429,205

	TOTAL COMMON STOCKS (Cost $48,138,072)	67,960,323

	MONEY MARKET FUND - 4.5%
3,198,317	Invesco STIT Treasury Portfolio - Institutional Class, 1.49% #	3,198,317
	TOTAL MONEY MARKET FUND (Cost $3,198,317)	3,198,317
	Total Investments in Securities (Cost $51,336,389) - 100.3%	71,158,640
	Liabilities in Excess of Other Assets - (0.3)%	(201,589)
	NET ASSETS - 100.0%	$70,957,051

*	Non-income producing security.
+	U.S. traded security of a foreign issuer.
#	Rate shown is the 7-day annualized yield as of December 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Mid-Cap Growth Fund
Schedule of Investments
at December 31, 2019 (Unaudited)

Shares	COMMON STOCKS - 96.1%	Value
	Asset Management - 1.9%
11,930	Federated Investors, Inc. - Class B	$388,799

	Auto/Auto Parts - 1.6%
9,380	LKQ Corp. *	334,866

	Building - 1.5%
2,220	Vulcan Materials Co.	319,658

	Building Products - 3.2%
3,405	Armstrong World Industries, Inc.	319,968
5,320	Owens Corning	346,438
		666,406
	Business Services - 4.3%
1,776	MSCI, Inc.	458,528
5,620	XPO Logistics, Inc. *	447,914
		906,442
	Chemicals - Specialty - 2.4%
6,660	RPM International, Inc.	511,222

	Computer Software - 4.7%
4,615	EPAM Systems, Inc. *	979,118

	Conglomerates - 3.5%
4,520	Carlisle Companies, Inc.	731,517

	Containers - 1.6%
20,170	Graphic Packaging Holding Co.	335,830

	Contract Manufacturing - 3.4%
17,220	Jabil, Inc.	711,703

	Drugs - Proprietary - 1.8%
2,530	Jazz Pharmaceuticals Plc *+	377,678

	Electrical Instruments - 3.6%
7,374	Keysight Technologies, Inc. *	756,794

	Electronics - 2.2%
21,490	Knowles Corp. *	454,513

	Energy/Construction - 2.8%
9,240	MasTec, Inc. *	592,838

	Finance/Information Services - 8.3%
4,640	Euronet Worldwide, Inc. *	731,079
5,513	Global Payments, Inc.	1,006,453
		1,737,532

	Financial Services - Mortgage Related - 2.9%
18,640	NMI Holdings, Inc. *	618,475

	Food - 4.3%
9,990	Performance Food Group Co. *	514,285
3,585	Post Holdings, Inc. *	391,124
		905,409
	Health Care Services - 1.9%
6,620	Syneos Health, Inc. *	393,724

	Home Furnishings/Furniture - 3.7%
10,560	Knoll, Inc.	266,746
2,420	RH *	516,670
		783,416
	Insurance - Property/Casualty/Title - 2.5%
11,720	Fidelity National Financial, Inc.	531,502

	Internet Retail - 1.6%
24,170	Vipshop Holdings Ltd. - ADR*	342,489

	Internet Software & Services - 1.4%
8,780	Momo, Inc. - ADR	294,130

	Leisure Time - 1.8%
5,099	Planet Fitness, Inc. - Class A *	380,793

	Machinery - 1.6%
2,750	Alamo Group, Inc.	345,262

	Medical Products - 2.0%
2,750	STERIS Plc +	419,155

	Medical Systems/Equipment - 4.8%
11,390	Bruker Corp.	580,548
8,080	Hologic, Inc. *	421,857
		1,002,405
	Metals - Precious - 3.5%
16,660	Kirkland Lake Gold Ltd. +	734,206

	Railroad - 1.8%
2,440	Kansas City Southern	373,710

	Retail - Apparel - 1.6%
7,620	Boot Barn Holdings, Inc. *	339,319

	Retail - Discount - 2.1%
1,890	Burlington Stores, Inc. *	430,977

	Retail - Specialty - 1.7%
2,500	Lithia Motors, Inc. - Class A	367,500

	Semiconductors - 2.8%
8,470	Teradyne, Inc.	577,569

	Service Companies - 3.1%
9,059	Booz Allen Hamilton Holding Corp.	644,367

	Telecommunication Equipment - 2.2%
30,980	Viavi Solutions, Inc. *	464,700

	Telecommunication Services - 2.0%
4,460	j2 Global, Inc.	417,947

	TOTAL COMMON STOCKS (Cost $16,081,414)	20,171,971

	MONEY MARKET FUND - 4.1%
859,987	Invesco STIT Treasury Portfolio - Institutional Class, 1.49% #	859,987
	TOTAL MONEY MARKET FUND (Cost $859,987)	859,987
	Total Investments in Securities (Cost $16,941,401) - 100.2%	21,031,958
	Liabilities in Excess of Other Assets - (0.2)%	(50,873)
	NET ASSETS - 100.0%	$20,981,085

ADR	American Depository Receipt
*	Non-income producing security.
+	U.S. traded security of a foreign issuer.
#	Rate shown is the 7-day annualized yield as of December 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Funds
Notes to Schedule of Investments
December 31, 2019 (Unaudited)

Note 1 – Securities Valuation

The Chase Funds’ (the “Fund” or “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2019:

Chase Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$5,713,782	$-	$-	$5,713,782
Consumer Discretionary	11,162,889	-	-	11,162,889
Consumer Staples	1,378,479	-	-	1,378,479
Energy	1,246,285	-	-	1,246,285
Financials	1,054,665	-	-	1,054,665
Health Care	9,888,607	-	-	9,888,607
Industrials	7,778,462	-	-	7,778,462
Materials	3,882,523	-	-	3,882,523
Technology	24,142,907	-	-	24,142,907
Utilities	1,711,724	-	-	1,711,724
Total Common Stocks	67,960,323	-	-	67,960,323
Money Market Fund	3,198,317	-	-	3,198,317
Total Investments in Securities	$71,158,640	$-	$-	$71,158,640

Chase Mid-Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$294,130	$-	$-	$294,130
Consumer Discretionary	2,712,613	-	-	2,712,613
Consumer Staples	905,409	-	-	905,409
Financials	1,997,303	-	-	1,997,303
Health Care	2,192,963	-	-	2,192,963
Industrials	3,424,394	-	-	3,424,394
Materials	1,900,916	-	-	1,900,916
Technology	6,744,242	-	-	6,744,242
Total Common Stocks	20,171,971	-	-	20,171,971
Money Market Fund	859,987	-	-	859,987
Total Investments in Securities	$21,031,958	$-	$-	$21,031,958

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at December 31, 2019, the end of the reporting period.  During the period ended December 31, 2019, the Funds recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive
  Officer/Principal Executive Officer

Date  2/28/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive
  Officer/Principal Executive Officer

Date  2/28/20

By (Signature and Title)* /s/ Cheryl L. King
  Cheryl L. King, Vice President/Treasurer/Principal
  Financial Officer

Date 2/27/20

* Print the name and title of each signing officer under his or her signature.